NOTES PAYABLE - 2020 Credit Agreement (Details) - Notes payable - USD ($) $ in Thousands	1 Months Ended	12 Months Ended
	May 31, 2020	Dec. 31, 2020	Mar. 31, 2021
Debt Instrument [Line Items]
Balance outstanding, end of period		$ 38,295
Debt discount		571	$ 425
2020 Credit Agreement
Debt Instrument [Line Items]
Proceeds from loan	$ 25,000
Fixed interest rate	12.00%
Interest rate, portion paid in cash	8.00%
Interest rate, portion added to principal	4.00%
Balance outstanding, end of period		25,600
Debt discount		$ 200
2020 Credit Agreement | 2019 Preferred Stock Warrants
Debt Instrument [Line Items]
Warrants issued		750,000